K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 2, 2013
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924 and 811-06618

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the First Investors Special Situations Fund (the “Fund”), a series of First Investors Equity Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 20, 2013, and effective on September 23, 2013 (Accession Number: 0000898432-13-001249), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.